Accumulated Other Comprehensive Loss (Components of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss [Abstract]
Net unrealized gain (loss) on securities available for sale, Before tax amount	$ 143	$ (52)
Net unrealized gain (loss) on securities available for sale, Tax effect	(59)	21
Net unrealized gain (loss) on securities available for sale, Net of tax amount	84	(31)
Benefit plan adjustments, Before tax amount	(2,231)	(2,124)
Benefit plan adjustments, Tax amount	912	868
Benefit plan adjustments, Net of tax amount	(1,319)	(1,256)
Accumulated other comprehensive income (loss)	$ (1,235)	$ (1,287)